Construction contract expenses	9 Months Ended
Sep. 30, 2017
Construction Contract Expenses [Abstract]
Construction Contract Expenses [Text Block]
6. Construction contract expenses

The Mooring is an offshore installation that is used to moor the PGN FSRU Lampung to offload natural gas into an offshore pipe that transports the gas to a land terminal for the charterer, PGN LNG. The Mooring was constructed on behalf of, and was sold to, PGN LNG and was accounted for using the percentage of completion method. Under the percentage of completion method, construction contract revenues and expenses of the Mooring were reflected in the consolidated and combined carve-out statements of income until December 31, 2014 when Mooring project was completed. As of December 31, 2014, the Partnership recorded a warranty allowance of $2.0 million to construction contract expenses for technical issues that required the replacement of equipment parts for the Mooring. During the second quarter of 2016, the final replacement parts were ordered and an updated estimate was prepared for the installation cost to complete the warranty replacements. As a result, an additional warranty provision of $0.3 million was recorded as of June 30, 2016. The warranty work, including the installation of the replacement parts, was completed in the second quarter of 2017. The actual cost exceeded the remaining warranty allowance resulting in additional expense of $0.2 million for the three months ended June 30, 2017. The Partnership anticipates that part of the costs incurred for the remaining warranty replacements, net of deductible amounts, will be recoverable under the Partnership’s insurance coverage. An insurance claim is in the process of being filed with the insurance carrier since the final costs have been incurred. The insurance claims can only be recognized in the consolidated financial statements when the claims submitted are probable of recovery. The Partnership is indemnified by Höegh LNG for all warranty provisions at the time the costs are incurred, subject to repayment to the extent recovered by insurance. Refer to notes 14 and 17.